UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund:      BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address:      100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
	Amount		Value
New Jersey -	$1,000	Burlington County, New Jersey, Bridge Commission, EDR, Refunding (The Evergreens Project), 5.625%
119.8%		due 1/01/2038	$934
	4,840	Cherry Hill Township, New Jersey, GO, 5% due 7/15/2011 (k)(l)	5,248
	12,600	Garden State Preservation Trust, New Jersey, Revenue Bonds, Series B, 5.22% due 11/01/2026 (d)(h)	5,206
	1,400	Middlesex County, New Jersey, Improvement Authority Revenue Bonds (Administration Building
		Residential Project), AMT, 5.35% due 7/01/2034 (g)	1,425
	4,390	Middlesex County, New Jersey, Improvement Authority Revenue Bonds (New Brunswick Apartments
		Rental Housing), AMT, 5.30% due 8/01/2035 (g)	4,413
	1,790	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center
		Hotel/Conference Project), Series B, 6.25% due 1/01/2037	1,615
	2,500	Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue Refunding Bonds
		(Amerada Hess Corporation), 6.05% due 9/15/2034	2,550
	550	Mount Holly, New Jersey, Municipal Utilities Authority, Sewer Revenue Bonds, Series C, 4.50%
		due 12/01/2037 (k)	536
	500	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029 (b)	539
	5,000	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034	4,973
	5,000	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement District Project), AMT,
		Series B, 6.50% due 4/01/2031	5,356
	2,000	New Jersey EDA, EDR (Masonic Charity Foundation Project), 5.50% due 6/01/2031	2,080
	2,500	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project),
		6.50% due 4/01/2028	2,698
	2,630	New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village Project), Series C, 5.50%
		due 1/01/2018	2,684
	500	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.75% due 1/01/2025	487
	855	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875% due 1/01/2037	809
	4,050	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward
		Homestead Project), Series A, 5.75% due 11/01/2024	4,187

Portfolio Abbreviations
To simplify the listings of BlackRock New Jersey Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	EDR	Economic Development Revenue Bonds
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
EDA	Economic Development Authority	S/F	Single-Family

BlackRock New Jersey Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

Face
Amount		Value
$1,885	New Jersey EDA, Mortgage Revenue Refunding Bonds (Victoria Health Corporation Project), Series A,
	5.20% due 12/20/2036 (i)	$1,942
1,790	New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%
	due 11/15/2026	1,617
700	New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5% due 9/01/2037 (a)	723
2,000	New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT, Series
	A, 5.30% due 6/01/2015	2,093
3,450	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%
	due 11/15/2030	3,475
2,000	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20%
	due 11/15/2030	2,025
3,000	New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds (Catholic Health
	East), Series A, 5.375% due 11/15/2012 (k)(l)	3,366
10,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Kennedy Health System), 5.625%
	due 7/01/2031	10,187
1,960	New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey Hospital), 6%
	due 7/01/2012 (k)(l)	2,221
5,500	New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey Hospital System),
	6% due 7/01/2012 (k)(l)	6,234
1,995	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City Medical
	Center), 5.75% due 7/01/2012 (k)(l)	2,241
2,505	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City Medical
	Center), 5.75% due 7/01/2025	2,611
750	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health
	Care System), Series A, 5% due 7/01/2029	721
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health
	Care System), Series B, 5.92% due 7/01/2030 (h)	617
7,700	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health
	Care System), Series B, 5.72% due 7/01/2036 (h)	1,282
7,250	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health
	Care System), Series B, 5.79% due 7/01/2037 (h)	1,127
1,650	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South Jersey Hospital
	System), 5% due 7/01/2046	1,579
3,000	New Jersey State Educational Facilities Authority Revenue Bonds (Fairleigh Dickinson University),
	Series D, 6% due 7/01/2025	3,086
2,120	New Jersey State Educational Facilities Authority Revenue Bonds (Georgian Court College Project),
	Series C, 6.50% due 7/01/2013 (k)(l)	2,522

BlackRock New Jersey Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

Face
Amount		Value
$100	New Jersey State Educational Facilities Authority Revenue Bonds (Kean University), Series D, 5%
	due 7/01/2032 (c)	$101
1,250	New Jersey State Educational Facilities Authority Revenue Bonds (Richard Stockton College),
	Series F, 5% due 7/01/2031 (k)	1,275
1,000	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Drew University),
	Series D, 5% due 7/01/2037 (k)	1,026
2,000	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Fairleigh Dickinson
	University), Series C, 6% due 7/01/2020	2,111
1,000	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Fairleigh Dickinson
	University), Series C, 5.50% due 7/01/2023	1,012
250	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Georgian Court University),
	Series D, 5% due 7/01/2033	238
500	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo College), Series I,
	4.25% due 7/01/2031 (a)(k)	476
700	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds, AMT,
	Series T, 4.70% due 10/01/2037 (k)	651
4,000	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series C,
	4.83% due 12/15/2032 (d)(h)	1,180
1,875	Newark, New Jersey, Health Care Facility Revenue Refunding Bonds (New Community Urban Renewal),
	Series A, 5.20% due 6/01/2030 (e)(i)	1,934
3,000	Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal, Additional Rent-
	Backed Revenue Refunding Bonds (City of Newark Redevelopment Projects), 4.375% due 1/01/2037 (k)	2,883
1,075	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.744% due 7/01/2034 (d)(h)	890
175	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.748% due 7/01/2035 (d)(h)	145
6,000	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air
	Terminal), AMT, Series 6, 5.75% due 12/01/2022 (k)	6,128
2,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS, Series A, 4.36% due
	9/01/2033 (h)(k)	537
225	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building
	Project), 5.25% due 8/15/2038 (d)	240
10,500	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds,
	6.125% due 6/01/2012 (k)(l)	11,976
1,500	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds,
	Series 1A, 5% due 6/01/2041	1,275
3,300	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds,
	Series 1B, 5.65% due 6/01/2041 (h)	351
3,465	Trenton, New Jersey, Parking Authority, Parking Revenue Refunding Bonds, 5% due 4/01/2025 (c)(m)	3,557
1,500	Trenton, New Jersey, Parking Authority, Parking Revenue Refunding Bonds, 5% due 4/01/2030 (c)	1,522

BlackRock New Jersey Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
	Amount		Value
	$1,500	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.30% due 5/15/2030 (k)	$1,537
	1,500	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.375% due 5/15/2031 (k)	1,541
Puerto Rico -	3,300	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding
19.2%		Bonds, Series D, 5.25% due 7/01/2012 (k)(l)	3,657
	6,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation
		Revenue Bonds, Series A, 4.34% due 7/01/2037 (a)(h)	1,220
	1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2032	996
	1,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series SS, 5% due 7/01/2025 (k)	1,020
	2,545	Puerto Rico Housing Financing Corporation, Home Mortgage Revenue Bonds (Mortgage-Backed
		Securities), AMT, Series B, 5.30% due 12/01/2028 (f)(g)(i)	2,574
	2,550	Puerto Rico Housing Financing Corporation, Home Mortgage Revenue Refunding Bonds (Mortgage-
		Backed Securities), Series A, 5.20% due 12/01/2033 (f)(g)(i)	2,585
	5,000	Puerto Rico Public Buildings Authority, Capital Appreciation Revenue Bonds, Series D, 5.338%
		due 7/01/2031 (a)(h)	4,214
	3,765	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,
		5.25% due 7/01/2012 (k)(l)	4,152
	1,735	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,
		5.25% due 7/01/2036	1,712
		Total Municipal Bonds (Cost - $153,602) - 139.0%	160,125
		Corporate Bonds (o)
Multi-State - 13.3%	7,000	Charter Mac Equity Issuer Trust, 6.30% due 6/30/2049	7,314
	2,500	Charter Mac Equity Issuer Trust, 6.80% due 11/30/2050	2,733
	3,000	MuniMae TE Bond Subsidiary LLC, 6.30% due 6/30/2049	3,111
	2,000	MuniMae TE Bond Subsidiary LLC, 6.80% due 6/30/2050	2,151
		Total Corporate Bonds (Cost - $14,504) - 13.3%	15,309
	Shares
	Held	Short-Term Securities
	2,725	CMA New Jersey Municipal Money Fund, 2.01% (j)(n)	2,725
		Total Short-Term Securities (Cost - $2,725) - 2.4%	2,725
		Total Investments (Cost - $170,831*) - 154.7%	178,159
		Other Assets Less Liabilities - 0.7%	871
		Preferred Shares, at Redemption Value - (55.4%)	(63,837)
		Net Assets Applicable to Common Shares - 100.0%	$115,193

BlackRock New Jersey Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$170,022
	Gross unrealized appreciation	$10,513
	Gross unrealized depreciation	(2,376)
	Net unrealized appreciation	$8,137
(a)	AMBAC Insured.
(b)	Assured Guaranty Insured.
(c)	FGIC Insured.
FSA Insured.
(e)	FHA Insured.
(f)	FHLMC Collateralized.
(g)	FNMA Collateralized.
(h)	Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(i)	GNMA Collateralized.
(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	2,502	$8

(k)	MBIA Insured.
(l)	Prerefunded.
(m)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(n)	Represents the current yield as of January 31, 2008.
(o)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
•	Forward interest rate swaps outstanding as of January 31, 2008 were as follows:

	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.905% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate

Broker, Citibank, NA Expires March 2038	$1,100	$(24)

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New Jersey Municipal Income Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: March 24, 2008